Equity Income (Loss) of Affiliates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minera La Zanja S.R.L.	Dec. 31, 2012 Minera La Zanja S.R.L.	Dec. 31, 2011 Minera La Zanja S.R.L.	Dec. 31, 2013 Euronimba Ltd.	Dec. 31, 2012 Euronimba Ltd.	Dec. 31, 2011 Euronimba Ltd.	Dec. 31, 2013 Bhp Billiton [Member]	Dec. 31, 2013 Areva [Member]	Dec. 31, 2013 Novo Resources Corporation	Sep. 30, 2013 Novo Resources Corporation	Dec. 31, 2013 Nimba Project [Member]
Equity Method Investment Financial Statement Reported Amounts [Abstract]
Equity income (loss) of affiliates	$ (5)	$ (51)	$ 11	$ 19	$ 18	$ 52	$ (25)	$ (69)	$ (41)			$ 1
Equity Income Loss of Affiliates (Textuals)
Newmont equity interest ownership				46.94%			43.50%					32.00%	35.70%	95.00%
Equity investment remaining ownership interests										43.50%	13.00%
Payments To Acquire Equity Method Investments												$ 16